Segment Geographical Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2025
Segment Geographical Information and Major Customers [Abstract]
Schedule of Revenues by Geographic Region
	Year ended December 31
	2025	2024	2023

United States	$2,451	$2,132	$2,089
Israel	32	41	66
Rest of the world	611	891	754
	$3,094	$3,064	$2,909

Schedule of Long-Lived Assets Net by Geographic Areas
	As of December 31,
	2025	2024

Israel	$43	$40
Other	5	3
	$48	$43

Schedule of Revenue Disaggregated by Primary Major Product Lines and Services

In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Software license:
Perpetual based software license - transferred at a point of time	$639	$802	$886
Term-based software license - transferred at a point of time	2,115	1,995	1,844
Total software license (*)	$2,754	$2,797	$2,730
PCS services transferred over a period of time	148	128	120
Web advertising at a point of time upon clicks	192	139	59
	$3,094	$3,064	$2,909

(*)	Revenue recognized from sales-based software license was $23, $46 and $53 during the years ended December 31, 2025, 2024 and 2023, respectively (see also Note 2N above).